COMPANY ACTIVITY AND CORPORATE INFORMATION	12 Months Ended
Dec. 31, 2021
Disclosure of notes and other explanatory information [abstract]
Disclosure of notes and other explanatory information [text block]	COMPANY ACTIVITY AND CORPORATE INFORMATION (a) Description of business